Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000221495_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.26%
C000221495_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.12%
C000221495_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%
C000098197_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000098197_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%
C000098197_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%
C000221495_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.35%
C000221495_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.16%
C000221495_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.76%
C000098197_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.87%
C000098197_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.46%
C000098197_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.29%
C000098197_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000098197_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.29%
C000098197_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.54%